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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM 13F

           INFORMATION REQUIRED OF INSTITUTIONAL MANAGERS PURSUANT TO
    SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended 31st March, 1999.

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                (Please read instructions before preparing form.)
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If amended report check here:       [X]

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Name of Institutional Investment Manager:
CITY OF LONDON INVESTMENT MANAGEMENT COMPANY LIMITED
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
Business Address      (Street)         (City)         (State)          (Zip)
                    10 EASTCHEAP       LONDON      UNITED KINGDOM     EC3M 1LX

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Name, Phone No., and Title of Person Duly Authorised to Submit This Report
DOUGLAS F. ALLISON                 +44 171 711 0771            COMPANY SECRETARY

                                    ATTENTION
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   INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
              VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a)
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned investment manager has caused this report to be signed on its behalf in the City of London in the United Kingdom on the 7th day of May, 1999 .

                            CITY OF LONDON INVESTMENT MANAGEMENT COMPANY LIMITED
                                (Name of Institutional Investment Manager)

                                              /S/ D.F. ALLISON
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorised
                                                 to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Managers after they file their first report.

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Name                                13F File No.          3   Name                                    13F File No.                3
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
1.                                                            6.
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2.                                                            7.
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3.                                                            8.
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4.                                                            9.
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5.                                                            10.
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FORM 13F
                                                                  (SEC USE ONLY)

    Name of Reporting Manager              City of London Investment Management
                                                      Company Limited
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
             Item 1:                                     Item 2:           Item 3:               Item 4:               Item 5:

          Name of Issuer                             Title of Class         CUSIP              Fair Market            Shares of
                                                                                                  Value            Principle Amount
                                                                                                 US$'000s
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
AIM Eastern Europe Fund, Inc.                            Common           00141J108               4,877                800,350
Asia Pacific Fund, Inc.                                  Common            44901106               2,410                342,700
Asia Tigers Fund, Inc.                                   Common            0456T105               5,110                726,790
Brazil Fund, Inc.                                        Common           105759104               6,449                504,600
Central European Equity Fund, Inc.                       Common           153436100               5,875                487,050
Central European Value Fund, Inc.                        Common           232845107               1,257                136,800
Chile Fund, Inc.                                         Common           168834109               5,049                483,700
Emerging Markets Infrastructure, Inc.                    Common           290921105               9,777              1,212,700
Emerging Mexico Fund, Inc.                               Common           290891100                 136                 18,800
Fidelity Advisor Emerging Asia Fund, Inc.                Common           315803106               4,190                420,300
Fidelity Advisor Korea Fund, Inc.                        Common           315804104               1,931                288,192
First Israel Fund, Inc.                                  Common           32063L100               6,784                519,360
First Philipine Fund, Inc.                               Common           336100102               1,022                162,700
Foreign & Colonial Emerging Middle East Fund, Inc.       Common           345451108               5,074                359,246
Global High Income Dollar Fund, Inc.                     Common           37933G108               1,625                144,400
Greater China Fund, Inc.                                 Common           39167B102                 295                 48,700
India Fund, Inc.                                         Common           454089102              27,277              2,909,596
India Growth Fund, Inc.                                  Common           454090101               8,481                819,880
Jardine Fleming China Region Fund, Inc.                  Common           471110106                  34                  6,000
Jardine Fleming India Fund, Inc.                         Common           471112102               3,229                459,200
Korean Investment Fund, Inc.                             Common           500637103               2,388                506,100
Latin America Investment Fund, Inc.                      Common           518279104               2,647                560,900
Latin American Equity Fund, Inc.                         Common           51827T100               5,191                591,200
Mexico Equity and Income Fund, Inc.                      Common           592834105              12,407              1,804,629
Mexico Fund, Inc.                                        Common           592835102              62,464              4,129,856
Morgan Stanley Africa Investment Fund, Inc.              Common           617444104              30,234              3,193,024
Morgan Stanley India Investment, Inc.                    Common           61745C105              21,771              2,385,833
MS Global Opportunity Bond Fund, Inc.                    Common           61744R103                 463                 51,400
MS Russia & New Europe                                   Common           616911103                 276                 24,700
Pakistan Investment Fund, Inc.                           Common           695844100               1,301                650,600
Southern Africa Fund, Inc.                               Common           842157109               7,196                659,809
Strategic Global Income Fund, Inc.                       Common           862719101               2,615                231,800
Taiwan Equity Fund, Inc.                                 Common           874031107               5,300                547,068
Templeton Global Government Income Fund, Inc.            Common           879929107                 628                 95,200
Templeton Global Income Fund, Inc.                       Common           880198106               8,023              1,199,700
Templeton Vietnam & South East Asia Fund, Inc.           Common           88022J107                 212                 30,400

Column Totals                                                                                   263,998
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


             Item 1:                                    Item 6:                      Item 7:                      Item 8:
                                                 Investment Discretion                                   Voting Authority (Shares)
          Name of Issuer                  (a) Sole  (b) Shared  (c) Shared          Managers        (a) Sole    (b) Share   (c) None
                                                    Defined in     Other            See Instr. V
                                                    Instr. V
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
AIM Eastern Europe Fund, Inc.              X                                                           X
Asia Pacific Fund, Inc.                    X                                                           X
Asia Tigers Fund, Inc.                     X                                                           X
Brazil Fund, Inc.                          X                                                           X
Central European Equity Fund, Inc.         X                                                           X
Central European Value Fund, Inc.          X                                                           X
Chile Fund, Inc.                           X                                                           X
Emerging Markets Infrastructure, Inc.      X                                                           X
Emerging Mexico Fund, Inc.                 X                                                           X
Fidelity Advisor Emerging Asia Fund, Inc.  X                                                           X
Fidelity Advisor Korea Fund, Inc.          X                                                           X
First Israel Fund, Inc.                    X                                                           X
First Philipine Fund, Inc.                 X                                                           X
Foreign & Colonial Emerging Middle East
     Fund, Inc.                            X                                                           X
Global High Income Dollar Fund, Inc.       X                                                           X
Greater China Fund, Inc.                   X                                                           X
India Fund, Inc.                           X                                                           X
India Growth Fund, Inc.                    X                                                           X
Jardine Fleming China Region Fund, Inc.    X                                                           X
Jardine Fleming India Fund, Inc.           X                                                           X
Korean Investment Fund, Inc.               X                                                           X
Latin America Investment Fund, Inc.        X                                                           X
Latin American Equity Fund, Inc.           X                                                           X
Mexico Equity and Income Fund, Inc.        X                                                           X
Mexico Fund, Inc.                          X                                                           X
Morgan Stanley Africa Investment
     Fund, Inc.                            X                                                           X
Morgan Stanley India Investment, Inc.      X                                                           X
MS Global Opportunity Bond Fund, Inc.      X                                                           X
MS Russia & New Europe                     X                                                           X
Pakistan Investment Fund, Inc.             X                                                           X
Southern Africa Fund, Inc.                 X                                                           X
Strategic Global Income Fund, Inc.         X                                                           X
Taiwan Equity Fund, Inc.                   X                                                           X
Templeton Global Government Income
     Fund, Inc.                            X                                                           X
Templeton Global Income Fund, Inc.         X                                                           X
Templeton Vietnam & South East Asia
     Fund, Inc.                            X                                                           X

Column Totals
                                                                                                                SEC 1685 (5/91)
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